Leasing Arrangements	12 Months Ended
Dec. 28, 2013
Leasing Arrangements

(17) Leasing Arrangements

Rent expense, including short-term rentals, during the years ended December 28, 2013, December 29, 2012 and December 31, 2011 was $4.0 million, $3.5 million and $4.3 million, respectively. The Company has lease agreements associated with quarry facilities under which royalty payments are made. The payments are generally based on tons sold in a particular period; however, certain agreements have minimum annual payments. Royalty expense recorded in cost of revenue during the years ended December 28, 2013, December 29, 2012 and December 31, 2011 was $4.5 million, $3.9 million and $3.1 million, respectively. Minimum contractual commitments under long-term operating leases, which primarily relate to land, plant and equipment and under royalty agreements as of December 28, 2013, are as follows:

	Operating Leases	Royalty Agreements
2014	$4,034	$2,044
2015	3,890	2,065
2016	3,098	1,974
2017	2,376	2,047
2018	1,983	1,434

Continental Cement Company, L.L.C. [Member]
Leasing Arrangements
(12)	Leasing Arrangements

Rent expense incurred, including short term rentals, primarily related to land and equipment, was $0.4 million, $0.5 million and $0.4 million for the years ended December 28, 2013, December 31, 2012 and December 31, 2011, respectively.

Minimum rental commitments under long-term operating leases as of December 28, 2013, are as follows:

2014	$378
2015	341
2016	325
2017	291
2018	291